EQUITY - Additional information (Details)	1 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) Options $ / shares shares		Dec. 31, 2021 USD ($) Options shares	Mar. 31, 2021 USD ($) shares	Jun. 30, 2023 USD ($) Options Vote $ / shares shares	Dec. 31, 2022 USD ($) Options Vote $ / shares shares		Dec. 31, 2021 USD ($) Options shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2022 Options	Feb. 28, 2022 USD ($) Options	Dec. 31, 2020 Options
EQUITY
Par value per share | $ / shares	$ 0.00001				$ 0.00001	$ 0.00001
Agreement for issuance of Preferred shares (in shares) | shares								4,336,421
Number of shares issued for acquisition | Options	1,228,410		1,600,499		1,195,671	1,228,410		1,600,499		1,600,499		0
Share capital	$ 0	[1]	$ 0		$ 0 [1]	$ 0	[1]	$ 0
Number of votes per Ordinary share | Vote					1	1
Preferred Shares, number of votes per Ordinary share into which such Preferred Shares could then be converted | Vote						1
Three founding airline group members
EQUITY
Number of shares issued | shares			94,988					94,988
Share capital	$ 2,621,000		$ 1,952,000			$ 2,621,000		$ 1,952,000
Two Founding Airline Group Members
EQUITY
Number of additional shares eligible to receive | shares	118,735		118,735		261,216	261,216
Third Founding Airline Group Members
EQUITY
Number of shares issued | shares	59,367					59,367
Number of additional shares eligible to receive | shares					320,584	320,584
7LFreight
EQUITY
Number of shares issued | shares									32,739
Share capital									$ 113,000
Acquisition of interlining technology and other assets of major airline group
EQUITY
Number of shares issued for acquisition			158,327					158,327
Value of Preferred shares issued	$ 1,368,000		$ 1,368,000			$ 1,368,000		$ 1,368,000
Preferred shares
EQUITY
Par value per share | $ / shares					$ 0.00001
Number of votes per Ordinary share | Vote						1
Dividend rate (in percentage)						6.00%
Series C Preferred shares
EQUITY
Par value per share | $ / shares	$ 0.00001					$ 0.00001
Agreement for issuance of Preferred shares (in shares) | shares				4,178,094
Preferred shares, consideration amount				$ 26,389,000
Direct expenses related to issuance				258,000
Direct expenses related to issuance, net				$ 26,131,000
Series C Preferred shares | Acquisition of interlining technology and other assets of major airline group
EQUITY
Number of shares issued for acquisition | Options			158,327					158,327
Ordinary shares
EQUITY
Par value per share | $ / shares	$ 0.00001				$ 0.00001	$ 0.00001
Number of shares issued for acquisition			143,988					143,988
Ordinary shares | 7LFreight
EQUITY
Number of shares issued for acquisition | Options			359,968					359,968
Value of Preferred shares issued			$ 2,465,000					$ 2,465,000
Ordinary shares | Clearit Customs Services, Inc
EQUITY
Number of shares issued for acquisition											959,907
Value of Preferred shares issued											$ 6,573,000

[1]	Represents an amount lower than $1.